Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	87,186,835	87,186,835
Disposal of treasury shares	0	0
Shares issued ending balance	87,186,835	87,186,835
Treasury shares beginning balance	(7,189,170)	(7,191,187)
Disposal of treasury shares	1,939	2,017
Treasury shares ending balance	(7,187,231)	(7,189,170)
Number of outstanding shares beginning balance	79,997,665	79,995,648
Disposal of treasury shares	1,939	2,017
Number of outstanding shares ending balance	79,999,604	79,997,665